Financial instruments (Tables)	12 Months Ended
Dec. 31, 2011
Financial instruments
Assets and liabilities measured at fair value on a recurring basis

end of 2011	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Assets (CHF million)

Interest-bearing deposits with banks	0	405	0	0		405

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	157,469	1,204	0		158,673

Debt	94	3,895	112	0		4,101

of which corporates	0	3,835	112	0		3,947

Equity	25,958	51	81	0		26,090

Securities received as collateral	26,052	3,946	193	0		30,191

Debt	82,241	52,766	10,028	0		145,035

of which foreign governments	61,507	8,123	358	0		69,988

of which corporates	340	27,622	5,076	0		33,038

of which RMBS	19,331	5,848	1,786	0		26,965

of which CMBS	0	4,556	1,517	0		6,073

of which CDO	0	6,570	727	0		7,297

Equity	57,398	9,039	467	0		66,904

Derivatives	6,455	909,156	9,587	(872,650)		52,548

of which interest rate products	2,017	724,203	2,547	–		–

of which foreign exchange products	1	75,091	1,040	–		–

of which equity/index-related products	3,929	32,734	2,732	–		–

of which credit derivatives	0	61,120	2,171	–		–

Other	9,235	3,635	2,196	0		15,066

Trading assets	155,329	974,596	22,278	(872,650)		279,553

Debt	3,649	1,315	102	0		5,066

of which foreign governments	3,302	0	18	0		3,320

of which corporates	0	748	43	0		791

of which CDO	0	566	41	0		607

Equity	9	83	0	0		92

Investment securities	3,658	1,398	102	0		5,158

Private equity	0	0	4,306	0		4,306

of which equity funds	0	0	3,136	0		3,136

Hedge funds	0	232	266	0		498

of which debt funds	0	154	172	0		326

Other equity investments	424	50	2,504	0		2,978

of which private	0	40	2,504	0		2,544

Life finance instruments	0	0	1,969	0		1,969

Other investments	424	282	9,045	0		9,751

Loans	0	13,852	6,842	0		20,694

of which commercial and industrial loans	0	7,591	4,559	0		12,150

of which financial institutions	0	5,480	2,179	0		7,659

Other intangible assets (mortgage servicing rights)	0	0	70	0		70

Other assets	5,451	23,050	7,469	(205)		35,765

of which loans held-for-sale	0	12,104	6,901	0		19,005

Total assets at fair value	190,914	1,174,998	47,203	(872,855)		540,260

Less other investments - equity at fair value attributable to noncontrolling interests	(295)	(99)	(3,944)	0		(4,338)

Less assets consolidated under ASU 2009-17 [2]	0	(9,304)	(4,003)	0		(13,307)

Assets at fair value excluding noncontrolling interests and assets not consolidated under the Basel framework	190,619	1,165,595	39,256	(872,855)		522,615

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable netting agreements. 2 Assets of consolidated VIEs that are not risk-weighted assets under the Basel framework.

end of 2011	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Liabilities (CHF million)

Due to banks	0	2,721	0	0		2,721

Customer deposits	0	4,599	0	0		4,599

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	136,483	0	0		136,483

Debt	94	3,895	112	0		4,101

of which corporates	0	3,835	112	0		3,947

Equity	25,958	51	81	0		26,090

Obligation to return securities received as collateral	26,052	3,946	193	0		30,191

Debt	38,681	9,301	21	0		48,003

of which foreign governments	38,622	829	0	0		39,451

of which corporates	6	7,591	13	0		7,610

Equity	19,124	461	7	0		19,592

Derivatives	6,283	920,251	7,315	(873,684)		60,165

of which interest rate products	1,941	717,248	1,588	–		–

of which foreign exchange products	1	91,846	2,836	–		–

of which equity/index-related products	3,809	37,018	1,022	–		–

of which credit derivatives	0	58,497	1,520	–		–

Trading liabilities	64,088	930,013	7,343	(873,684)		127,760

Short-term borrowings	0	3,311	236	0		3,547

Long-term debt	122	57,529	12,715	0		70,366

of which treasury debt over two years	0	14,228	0	0		14,228

of which structured notes over two years	0	19,692	7,576	0		27,268

of which non-recourse liabilities	122	10,564	3,585	0		14,271

Other liabilities	0	27,536	3,891	(335)		31,092

of which failed sales	0	3,821	1,909	0		5,730

Total liabilities at fair value	90,262	1,166,138	24,378	(874,019)		406,759

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable netting agreements.

end of 2010	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	135,709	1,197	0		136,906

Debt	431	5,812	0	0		6,243

of which corporates	0	5,552	0	0		5,552

Equity	35,888	16	0	0		35,904

Securities received as collateral	36,319	5,828	0	0		42,147

Debt	84,937	58,605	11,013	0		154,555

of which foreign governments	67,775	8,100	373	0		76,248

of which corporates	196	34,722	3,803	0		38,721

of which RMBS	16,233	6,937	3,264	0		26,434

of which CMBS	0	2,226	1,861	0		4,087

of which CDO	0	5,764	1,135	0		6,899

Equity	91,376	10,943	622	0		102,941

Derivatives	7,004	663,116	8,719	(631,095)		47,744

of which interest rate products	3,217	475,596	2,072	–		–

of which foreign exchange products	1	83,857	843	–		–

of which equity/index-related products	3,002	31,967	2,300	–		–

of which credit derivatives	0	46,824	2,725	–		–

Other	7,229	10,217	2,018	0		19,464

Trading assets	190,546	742,881	22,372	(631,095)		324,704

Debt	6,186	1,590	79	0		7,855

of which foreign governments	5,904	284	18	0		6,206

of which corporates	0	984	0	0		984

of which CDO	0	321	62	0		383

Equity	4	86	0	0		90

Investment securities	6,190	1,676	79	0		7,945

Private equity	0	0	4,609	0		4,609

of which equity funds	0	0	3,516	0		3,516

Hedge funds	0	575	259	0		834

of which debt funds	0	185	165	0		350

Other equity investments	631	807	4,723	0		6,161

of which private	8	614	4,719	0		5,341

Life finance instruments	0	0	1,844	0		1,844

Other investments	631	1,382	11,435	0		13,448

Loans	0	12,294	6,258	0		18,552

of which commercial and industrial loans	0	6,574	3,558	0		10,132

of which financial institutions	0	5,389	2,195	0		7,584

Other intangible assets (mortgage servicing rights)	0	0	66	0		66

Other assets	5,886	24,526	9,253	(195)		39,470

of which loans held-for-sale	0	14,866	8,932	0		23,798

Total assets at fair value	239,572	924,296	50,660	(631,290)		583,238

Less other investments - equity at fair value attributable to noncontrolling interests	(522)	(870)	(4,518)	0		(5,910)

Less assets consolidated under ASU 2009-17 [2]	0	(11,655)	(7,155)	0		(18,810)

Assets at fair value excluding noncontrolling interests and assets not consolidated under the Basel framework	239,050	911,771	38,987	(631,290)		558,518

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable netting agreements. 2 Assets of consolidated VIEs that are not risk-weighted assets under the Basel framework.

end of 2010	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Liabilities (CHF million)

Due to banks	0	3,444	0	0		3,444

Customer deposits	0	3,537	0	0		3,537

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	123,190	507	0		123,697

Debt	431	5,812	0	0		6,243

of which corporates	0	5,552	0	0		5,552

Equity	35,888	16	0	0		35,904

Obligation to return securities received as collateral	36,319	5,828	0	0		42,147

Debt	44,635	11,356	65	0		56,056

of which foreign governments	44,466	1,130	0	0		45,596

of which corporates	6	9,432	65	0		9,503

Equity	19,580	404	28	0		20,012

Derivatives	6,817	673,437	9,107	(631,432)		57,929

of which interest rate procucts	2,980	470,284	1,341	–		–

of which foreign exchange products	16	95,916	2,941	–		–

of which equity/index-related products	2,971	35,897	2,940	–		–

of which credit derivatives	0	45,343	1,256	–		–

Trading liabilities	71,032	685,197	9,200	(631,432)		133,997

Short-term borrowings	0	3,185	123	0		3,308

Long-term debt	402	66,493	16,797	0		83,692

of which treasury debt over two years	0	19,500	0	0		19,500

of which structured notes over two years	0	20,162	9,488	0		29,650

of which non-recourse liabilities	402	12,200	6,825	0		19,427

Other liabilities	0	26,047	3,734	(596)		29,185

of which failed sales	0	3,885	1,849	0		5,734

Total liabilities at fair value	107,753	916,921	30,361	(632,028)		423,007

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable netting agreements.

Assets and liabilities measured at fair value on a recurring basis for level 3

								Trading revenues			Other revenues

2011	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period

Assets (CHF million)

Interest-bearing deposits with banks	0	0	(24)	27	0	0	0	(1)		(2)	0		0	0	0

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,197	0	(11)	0	0	55	(45)	0		4	0		0	4	1,204

Securities received as collateral	0	201	0	0	0	0	(7)	0		0	0		0	(1)	193

Debt	11,013	3,405	(3,043)	10,382	(11,218)	0	0	1		(467)	0		0	(45)	10,028

of which corporates	3,803	931	(706)	5,484	(4,574)	0	0	34		49	0		0	55	5,076

of which RMBS	3,264	1,704	(1,277)	2,820	(4,230)	0	0	(37)		(361)	0		0	(97)	1,786

of which CMBS	1,861	324	(237)	831	(1,072)	0	0	(2)		(181)	0		0	(7)	1,517

of which CDO	1,135	370	(625)	712	(907)	0	0	16		33	0		0	(7)	727

Equity	622	309	(515)	726	(668)	0	0	35		(47)	0		0	5	467

Derivatives	8,719	2,998	(2,311)	0	0	777	(3,085)	22		2,436	0		0	31	9,587

of which interest rate products	2,072	815	(142)	0	0	133	(599)	13		266	0		0	(11)	2,547

of which equity/index-related products	2,300	665	(796)	0	0	272	(184)	(21)		455	0		0	41	2,732

of which credit derivatives	2,725	1,216	(1,267)	0	0	85	(2,051)	31		1,453	0		0	(21)	2,171

Other	2,018	194	(433)	2,806	(2,300)	0	(43)	(7)		(67)	0		0	28	2,196

Trading assets	22,372	6,906	(6,302)	13,914	(14,186)	777	(3,128)	51		1,855	0		0	19	22,278

Investment securities	79	2	0	48	(18)	0	(4)	0		0	0		0	(5)	102

Equity	9,591	26	(74)	1,013	(4,720)	0	0	0		30	0		1,271	(61)	7,076

Life finance instruments	1,844	0	0	79	(83)	0	0	0		116	0		0	13	1,969

Other investments	11,435	26	(74)	1,092	(4,803)	0	0	0		146	0		1,271	(48)	9,045

Loans	6,258	1,560	(1,367)	1,335	(978)	2,483	(2,338)	18		(122)	0		0	(7)	6,842

of which commercial and industrial loans	3,558	1,411	(854)	447	(521)	1,984	(1,494)	2		(2)	0		0	28	4,559

of which financial institutions	2,195	149	(240)	836	(353)	371	(608)	(1)		(143)	0		0	(27)	2,179

Other intangible assets	66	0	0	23	0	0	0	0		0	0		(19)	0	70

Other assets	9,253	6,198	(6,988)	4,730	(5,534)	1,570	(1,442)	(105)		(161)	0		1	(53)	7,469

of which loans held-for-sale [2]	8,932	5,988	(6,974)	4,426	(5,180)	1,569	(1,443)	(105)		(255)	0		0	(57)	6,901

Total assets at fair value	50,660	14,893	(14,766)	21,169	(25,519)	4,885	(6,964)	(37)		1,720	0		1,253	(91)	47,203

Liabilities (CHF million)

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	507	0	(293)	0	0	0	(199)	(4)		0	0		0	(11)	0

Obligation to return securities received as collateral	0	201	0	0	0	0	(7)	0		0	0		0	(1)	193

Trading liabilities	9,200	1,276	(2,062)	214	(290)	502	(1,928)	203		259	0		0	(31)	7,343

of which interest rate derivatives	1,341	91	(45)	0	0	2	(193)	(4)		383	0		0	13	1,588

of which foreign exchange derivatives	2,941	48	(135)	0	0	17	(704)	7		655	0		0	7	2,836

of which equity/index-related derivatives	2,940	113	(716)	0	0	153	(348)	181		(1,236)	0		0	(65)	1,022

of which credit derivatives	1,256	949	(1,072)	0	0	136	(414)	19		622	0		0	24	1,520

Short-term borrowings	123	64	(23)	0	0	320	(229)	1		(24)	0		0	4	236

Long-term debt	16,797	7,346	(8,522)	0	0	6,253	(8,383)	(166)		(490)	0		0	(120)	12,715

of which structured notes over two years	9,488	1,911	(2,109)	0	0	2,921	(3,566)	(55)		(932)	0		0	(82)	7,576

of which non-recourse liabilities	6,825	5,187	(6,213)	0	0	2,609	(4,393)	(117)		(215)	0		0	(98)	3,585

Other liabilities	3,734	663	(383)	290	(437)	17	(245)	(45)		181	0		128	(12)	3,891

of which failed sales	1,849	607	(345)	237	(403)	0	0	(11)		(20)	0		0	(5)	1,909

Total liabilities at fair value	30,361	9,550	(11,283)	504	(727)	7,092	(10,991)	(11)		(74)	0		128	(171)	24,378

Net assets/liabilities at fair value	20,299	5,343	(3,483)	20,665	(24,792)	(2,207)	4,027	(26)		1,794	0		1,125	80	22,825

1 For all transfers to level 3 or out of level 3, the Group determines and discloses as level 3 events only gains or losses through the last day of the reporting period. 2 Includes unrealized losses recorded in trading revenues of CHF 528 million primarily related to sub-prime exposures to RMBS (including non-agency), partially offset by gains from consolidated SPE positions and the foreign exchange translation impact across the loans held-for-sale portfolio.

						Trading revenues			Other revenues

2010	Balance at beginning of period	Transfers in	Transfers out	Purchases, sales, issuances, settlements	[1]	On transfers in / out	[2]	On all other	On transfers in / out	[2]	On all other	Foreign currency translation impact	Balance at end of period

Assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,514	0	0	(209)		0		8	0		0	(116)	1,197

Debt	11,980	3,142	(2,422)	(1,946)		193		1,037	0		(2)	(969)	11,013

of which corporates	4,816	770	(604)	(870)		45		121	0		(2)	(473)	3,803

of which RMBS	3,626	1,239	(1,093)	(824)		126		491	0		0	(301)	3,264

of which CMBS	2,461	259	(207)	(577)		12		(73)	0		0	(14)	1,861

of which CDO	559	607	(435)	(28)		7		526	0		0	(101)	1,135

Equity	488	334	(177)	48		(3)		(31)	0		0	(37)	622

Derivatives	11,192	2,493	(2,156)	(2,411)		108		301	0		(1)	(807)	8,719

of which interest rate products	1,529	576	(206)	(109)		102		353	0		(1)	(172)	2,072

of which equity/index-related products	3,298	236	(644)	(744)		104		315	0		0	(265)	2,300

of which credit derivatives	4,339	1,407	(1,060)	(870)		(141)		(739)	0		0	(211)	2,725

Other	2,310	688	(778)	14		27		(37)	0		0	(206)	2,018

Trading assets	25,970	6,657	(5,533)	(4,295)		325		1,270	0		(3)	(2,019)	22,372

Investment securities	86	0	(133)	148		0		4	0		0	(26)	79

Equity	12,205	328	(397)	(2,329)		0		(14)	25		581	(808)	9,591

Life finance instruments	2,048	0	0	(134)		0		113	0		0	(183)	1,844

Other investments	14,253	328	(397)	(2,463)		0		99	25		581	(991)	11,435

Loans	11,079	1,215	(3,686)	(1,689)		51		81	0		34	(827)	6,258

of which commercial and industrial loans	8,346	703	(1,644)	(3,251)		43		(267)	0		34	(406)	3,558

of which financial institutions	2,454	160	(1,839)	1,439		8		362	0		0	(389)	2,195

Other intangible assets	30	0	0	91		0		0	0		(48)	(7)	66

Other assets	6,744	4,808	(7,169)	4,158		852		1,043	0		39	(1,222)	9,253

of which loans held-for-sale	6,220	4,744	(7,132)	4,294		849		1,106	0		46	(1,195)	8,932

Total assets at fair value	59,676	13,008	(16,918)	(4,259)		1,228		2,505	25		603	(5,208)	50,660

Liabilities (CHF million)

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	206	0	0	356		(3)		3	0		0	(55)	507

Trading liabilities	11,951	2,109	(2,632)	(2,134)		397		454	0		0	(945)	9,200

of which interest rate derivatives	1,786	387	(307)	(283)		57		(179)	0		0	(120)	1,341

of which foreign exchange derivatives	2,936	156	(16)	(421)		5		561	0		0	(280)	2,941

of which equity/index-related derivatives	3,635	194	(744)	(574)		140		639	0		0	(350)	2,940

of which credit derivatives	1,996	1,244	(939)	(467)		35		(530)	0		0	(83)	1,256

Short-term borrowings	164	46	(69)	33		5		(41)	0		0	(15)	123

Long-term debt	16,646	4,313	(8,781)	4,595		658		1,600	0		0	(2,234)	16,797

of which structured notes over two years	14,781	1,330	(3,364)	(2,198)		(52)		179	0		0	(1,188)	9,488

of which non-recourse liabilities	0	2,789	(5,069)	7,975		696		1,425	0		0	(991)	6,825

Other liabilities	3,995	409	(150)	(42)		(39)		(283)	0		170	(326)	3,734

of which failed sales	1,932	197	(37)	161		5		(244)	0		0	(165)	1,849

Total liabilities at fair value	32,962	6,877	(11,632)	2,808		1,018		1,733	0		170	(3,575)	30,361

Net assets/liabilities at fair value	26,714	6,131	(5,286)	(7,067)		210		772	25		433	(1,633)	20,299

1 Includes CHF 10.1 billion of level 3 assets shown as purchases due to the adoption of ASU 2009-17 as of January 1, 2010. 2 For all transfers to level 3 or out of level 3, the Group determines and discloses as level 3 events only gains or losses through the last day of the reporting period.

Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)

	2011				2010

in	Trading revenues	Other revenues	Total revenues		Trading revenues	Other revenues	Total revenues

Gains and losses on assets and liabilities (CHF million)

Net realized/unrealized gains/(losses) included in net revenues	1,768	1,125	2,893	[1]	982	458	1,440	[1]

Whereof:

Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	546	(32)	514		(1,197)	120	(1,077)

1 Excludes net realized/unrealized gains/(losses) attributable to foreign currency translation impact.

Nonrecurring fair value changes

end of	2011	2010

Loans recorded at fair value on a nonrecurring basis (CHF billion)

Loans recorded at fair value on a nonrecurring basis	0.7	0.6

of which level 2	0.0	0.1

of which level 3	0.7	0.5

Difference between the aggregate fair value and the aggregate unpaid principal balances on loans and financial instruments

	2011			2010

end of	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference

Loans (CHF million)

Non-interest-earning loans	807	3,277	(2,470)	758	2,274	(1,516)

Financial instruments (CHF million)

Interest bearing deposits with banks	405	404	1	0	0	0

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	158,673	157,889	784	136,906	135,939	967

Loans	20,694	21,382	(688)	18,552	18,677	(125)

Other assets [1]	20,511	30,778	(10,267)	25,078	36,195	(11,117)

Due to banks and customer deposits	(610)	(620)	10	(410)	(420)	10

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(136,483)	(136,396)	(87)	(123,697)	(123,562)	(135)

Short-term borrowings	(3,547)	(3,681)	134	(3,308)	(3,262)	(46)

Long-term debt	(70,366)	(79,475)	9,109	(83,692)	(90,271)	6,579

Other liabilities	(5,730)	(8,210)	2,480	(5,734)	(7,569)	1,835

1 Primarily loans held-for-sale.

Gains and losses on financial instruments

	2011		2010		2009

in	Net gains/ (losses)		Net gains/ (losses)		Net gains/ (losses)

Financial instruments (CHF million)

Interest-bearing deposits with banks	0		11	[1]	0

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,698	[1]	1,901	[1]	1,363	[1]

Other trading assets	10	[2]	46	[2]	262	[2]

Other investments	196	[2]	(225)	[3]	998	[3]

of which related to credit risk	(14)		(2)		0

Loans	(1,105)	[2]	1,065	[1]	7,976	[2]

of which related to credit risk	(256)		707		5,255

Other assets	476	[1]	5,896	[2]	1,458	[1]

of which related to credit risk	(332)		589		549

Due to banks and customer deposits	(2)	[1]	(27)	[2]	(9)	[1]

of which related to credit risk	45		0		2

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(575)	[1]	(471)	[1]	(1,421)	[1]

Short-term borrowings	91	[2]	(51)	[2]	(778)	[2]

of which related to credit risk [4]	(2)		1		6

Long-term debt	2,342	[2]	(6,162)	[2]	(10,345)	[2]

of which related to credit risk [4]	1,909		273		(4,004)

Other liabilities	(286)	[2]	(232)	[2]	1,299	[2]

of which related to credit risk	(348)		(97)		1,125

1 Primarily recognized in net interest income. 2 Primarily recognized in trading revenues. 3 Primarily recognized in other revenues. 4 Changes in fair value related to credit risk are due to the change in the Group's own credit spreads. Other changes in fair value are attributable to changes in foreign currency exchange rates and interest rates, as well as movements in the reference price or index for structured notes. Changes in fair value on Credit Suisse vanilla debt related to credit risk were CHF 1,210 million, CHF 341 million and CHF (4,458) million in 2011, 2010 and 2009, respectively.

Fair value, unfunded commitments and term of redemption conditions

end of 2011	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments

Fair value and unfunded commitments (CHF million)

Debt funds	45		61		106	0

Equity funds	40		4,864	[1]	4,904	0

Equity funds sold short	0		(78)		(78)	0

Total funds held in trading assets and liabilities	85		4,847		4,932	0

Debt funds	58		268		326	219

Equity funds	4		50		54	0

Others	5		113		118	55

Hedge funds	67		431	[2]	498	274

Debt funds	9		0		9	18

Equity funds	3,136		0		3,136	954

Real estate funds	338		0		338	200

Others	823		0		823	231

Private equities	4,306		0		4,306	1,403

Equity method investments	360		0		360	0

Total funds held in other investments	4,733		431		5,164	1,677

Total fair value	4,818	[3]	5,278	[4]	10,096	1,677	[5]

1 46% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period of less than 30 days, 19% is redeemable on a quarterly basis with a notice period primarily of more than 45 days, 18% is redeemable on an annual basis with a notice period primarily of more than 60 days and 17% is redeemable on a monthly basis with a notice period primarily of less than 30 days. 2 72% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days, 17% is redeemable on an annual basis with a notice period of more than 60 days and 10% is redeemable on demand with a notice period primarily of less than 30 days. 3 Includes CHF 2,248 million attributable to noncontrolling interests. 4 Includes CHF 91 million attributable to noncontrolling interests. 5 Includes CHF 540 million attributable to noncontrolling interests.

end of 2010	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments

Fair value and unfunded commitments (CHF million)

Debt funds	0		29		29	0

Equity funds	37		6,340	[1]	6,377	0

Equity funds sold short	0		(109)		(109)	0

Total funds held in trading assets and liabilities	37		6,260		6,297	0

Debt funds	20		330		350	234

Equity funds	8		219		227	0

Others	5		252		257	0

Hedge funds	33		801	[2]	834	234

Debt funds	12		0		12	19

Equity funds	3,516		0		3,516	1,054

Real estate funds	322		0		322	223

Others	759		0		759	213

Private equities	4,609		0		4,609	1,509

Equity method investments	1,183		0		1,183	0

Total funds held in other investments	5,825		801		6,626	1,743

Total fair value	5,862	[3]	7,061	[4]	12,923	1,743	[5]

1 47% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period of less than 30 days, 22% is redeemable on a monthly basis with a notice period primarily of less than 30 days and 16% is redeemable on an annual basis with a notice period primarily of more than 60 days. 2 51% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days, 22% is redeemable on demand with a notice period of less than 30 days and 17% is redeemable on a monthly basis with a notice period primarily of more than 30 days. 3 Includes CHF 2,399 million attributable to noncontrolling interests. 4 Includes CHF 95 million attributable to noncontrolling interests. 5 Includes CHF 641 million attributable to noncontrolling interests.

Carrying value and estimated fair values of financial instruments

	2011		2010

end of	Carrying value	Fair value	Carrying value	Fair value

Financial assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	236,963	236,963	220,443	220,443

Securities received as collateral	30,191	30,191	42,147	42,147

Trading assets	270,315	270,315	324,704	324,704

Investment securities	5,160	5,160	8,397	8,397

Loans	229,657	233,922	218,842	221,937

Other financial assets [1]	232,452	232,491	189,973	190,011

Financial liabilities (CHF million)

Due to banks and deposits	353,548	353,467	325,057	325,051

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	176,559	176,559	168,394	168,394

Obligation to return securities received as collateral	30,191	30,191	42,147	42,147

Trading liabilities	127,760	127,760	133,997	133,997

Short-term borrowings	26,116	26,117	21,683	21,683

Long-term debt	162,655	159,538	173,752	172,698

Other financial liabilities [2]	127,936	127,936	123,549	123,549

1 Primarily includes cash and due from banks, interest-bearing deposits with banks, brokerage receivables, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities. 2 Primarily includes brokerage payables, cash collateral on derivative instruments and interest and fee payables.